Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	ELEVAI LABS INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering (the “Public Offering Prospectus”) of up to 28,368,794 shares of common stock of Elevai Labs Inc. (the “Company”) or pre-funded warrants in lieu thereof, 28,368,794 Series A warrants (the “Series A Warrants”) and 28,368,794 Series B warrants (together with the Series A Warrants, the “Warrants”) with such securities being placed and sold through the placement agent named on the cover page of the Public Offering Prospectus. The Public Offering Prospectus also relates to the shares issuable upon the exercise of the Warrants, the pre-funded warrants and the placement agent warrants. ● Resale Prospectus. A prospectus to be used for the resale by the selling stockholders (the “Selling Stockholders” set forth in the section of the resale prospectus (the “Resale Prospectus”) entitled “Selling Stockholders” of an aggregate of 1,299,999 shares of common stock. The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different “Offering” sections in the “Prospectus Summary” section beginning on page Alt-1; ● they contain different “Use of Proceeds” sections on page Alt-23; ● the “Capitalization” and “Dilution” sections from the Public Offering Prospectus are deleted from the Resale Prospectus; ● a “Selling Stockholders” section is included in the Resale Prospectus; ● the “Plan of Distribution” section from the Public Offering Prospectus is deleted from the Resale Prospectus and a “Selling Stockholder Plan of Distribution” is inserted in its place in the Resale Prospectus; and ● the “Legal Matters” section in the Resale Prospectus on page Alt-25 deletes the reference to counsel for the placement agent. The Company has included in this registration statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Company. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages, and such other changes as may be necessary to clarify references to the initial public offering or the resale offering and will be used for the resale offering by the Selling Stockholders.
Entity Central Index Key	0001840563
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE